PGIM Jennison Rising Dividend Fund Expense Example - PGIM Jennison Rising Dividend Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	2,115
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	2,270
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,488
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	$ 2,089